Segment and Geographical Information - Summary of External Revenues by Geographic Location (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of geographical areas [line items]
Revenue	$ 287,643	$ 279,007
Revenue percentage	100.00%	100.00%
Canada
Disclosure of geographical areas [line items]
Revenue	$ 162,764	$ 147,821
Revenue percentage	56.60%	53.00%
U.S.
Disclosure of geographical areas [line items]
Revenue	$ 114,608	$ 118,125
Revenue percentage	39.80%	42.30%
Europe
Disclosure of geographical areas [line items]
Revenue	$ 10,271	$ 13,061
Revenue percentage	3.60%	4.70%